INCOME TAXES	12 Months Ended
Dec. 31, 2023
Disclosure Of Income Tax [Abstract]
Disclosure of income tax [text block]
NOTE 6. INCOME TAXES

The tax rates applicable in the countries in which Arauco operates are
27
% in Chile, 35% in Argentina, 30% in Mexico, 34% in Brazil, 25% in Uruguay and 21% in the United States (federal tax rate).

Deferred Tax Assets

The following table sets forth the deferred tax assets as of the dates indicated:

	12-31-2023	12-31-2022
Deferred tax assets	ThU.S.$	ThU.S.$
Deferred tax assets relating to liabilities provisions	14,008	17,896
Deferred tax assets relating to investments (*)	78,061	-
Deferred tax assets relating to post-employment benefits	25,726	25,904
Deferred tax assets relating to property, plant and equipment	80,410	45,919
Deferred tax assets relating to impairment provision	12,319	13,517
Deferred tax assets relating to financial instruments	82,535	53,347
Deferred tax assets relating to tax loss carryforward	233,466	110,526
Deferred tax assets relating to inventories	25,011	20,942
Deferred tax assets relating to provisions for income	16,807	9,941
Deferred tax assets relating to allowance for doubtful accounts	2,384	2,472
Deferred tax assets relating to intangible revaluation	35	1,466
Deferred tax assets relating to other deductible temporary differences	39,067	25,777
Total deferred tax assets	609,829	327,707
Offsetting presentation	(521,262)	(318,696)
Net effect	88,567	9,011
(*)
See explanatory text in note 22.

Certain subsidiaries of Arauco mainly in
Chile
and Brazil, as of the date of these consolidated financial statements, present tax losses
for which we estimate that, given the projection of future profits, will allow the recovery of the deferred tax assets recorded. The total amount of these tax losses is ThU.S.$ 956,949 (ThU.S.$ 443,250 as of December 31, 2022), which are mainly originated by operational and financial losses.

In addition, as of the closing date of these consolidated financial statements, there are ThU.S.$ 251,396 (ThU.S.$ 125,391 as of December 31, 2022) of non-recoverable tax losses mainly from subsidiaries in USA and Netherlands. These companies in Uruguay have certain assets for which deferred tax assets have not been recognized, which total ThU.S.$ 40,059. The estimated recovery period exceeds the expiry date of such tax losses.

Deferred tax liabilities

The following table sets forth the deferred tax liabilities as of the dates indicated:

	12-31-2023	12-31-2022
Deferred tax liabilities	ThU.S.$	ThU.S.$
Deferred tax liabilities relating to property, plant and equipment	1,394,892	1,415,173
Deferred tax liabilities relating to financial instruments	46,975	33,749
Deferred tax liabilities relating to biological assets	475,592	527,988
Deferred tax liabilities relating to inventory	57,619	56,531
Deferred tax liabilities relating to prepaid expenses	36,837	37,760
Deferred tax liabilities relating to intangible	10,420	10,173
Deferred tax liabilities relating to other taxable temporary differences	42,551	23,237
Total deferred tax liabilities	2,064,886	2,104,611
Offsetting presentation	(521,262)	(318,696)
Net effect	1,543,624	1,785,915

The effect of this period in current and deferred tax liabilities related to financial hedging instruments corresponds to a debit of ThU.S.$ 19,610 as of December 31, 2023 (credit of ThU.S.$ 50,587 as of December 31, 2022), which is presented net in reserves for cash flow hedges in the consolidated statement of changes in equity.

Reconciliation of deferred tax assets and liabilities

Deferred tax assets	Opening balance 01-01-2023 ThU.S.$	Deferred tax income (expenses) ThU.S.$	Deferred tax of items charged to equity ThU.S.$	Increase (decrease) business combination ThU.S.$	Decrease due to classification to held for sale ThU.S.$	Increase (decrease) net exchange differences ThU.S.$	Closing balance 12-31-2023 ThU.S.$
Deferred tax Assets relating to liabilities provisions	17,896	(3,993)	-	-	(280)	385	14,008
Deferred tax Assets relating to investments (*)	-	(57,110)	135,171	-	-	-	78,061
Deferred tax Assets relating to post-employment benefits	25,904	(924)	736	-	-	10	25,726
Deferred tax Assets relating to property, plant and equipment	45,919	34,370	-	-	-	121	80,410
Deferred tax Assets relating to impairment provision	13,517	(1,907)	-	-	-	709	12,319
Deferred tax Assets relating to financial instruments	53,347	15,191	17,397	-	(3,986)	586	82,535
Deferred tax Assets relating to tax loss carryforward	110,526	121,522	-	3,516	(3,387)	1,289	233,466
Deferred tax Assets relating to inventories	20,942	4,047	-	-	(50)	72	25,011
Deferred tax Assets relating to provisions for income	9,941	6,859	-	-	-	7	16,807
Deferred tax Assets relating to allowance for doubtful accounts	2,472	(90)	-	-	-	2	2,384
Deferred tax Assets relating to intangible revaluation	1,466	(1,055)	-	-	(457)	81	35
Deferred tax Assets relating to other deductible temporary differences	25,777	12,887	-	-	(239)	642	39,067
Total deferred tax assets	327,707	129,797	153,304	3,516	(8,399)	3,904	609,829
(*)
See explanatory text in note 22.

Deferred tax liabilities	Opening balance 01-01-2023 ThU.S.$	Deferred tax income ( expenses ) ThU.S.$	Deferred tax of items charged to equity ThU.S.$	Increase (decrease) business combination ThU.S.$	Decrease due to classification to held for sale ThU.S.$	Increase (decrease) net exchange differences ThU.S.$	Closing balance 12-31-2023 ThU.S.$
Deferred tax liabilities relating to property, plant and equipment	1,415,173	(9,894)	-	-	(15,638)	5,251	1,394,892
Deferred tax liabilities relating to financial instruments	33,749	15,439	(2,213)	-	-	-	46,975
Deferred tax liabilities relating to biological assets	527,988	2,157	-	-	(60,167)	5,614	475,592
Deferred tax liabilities relating to inventory	56,531	1,059	-	-	-	29	57,619
Deferred tax liabilities relating to prepaid expenses	37,760	(891)	-	-	-	(32)	36,837
Deferred tax liabilities relating to intangible	10,173	(311)	-	-	-	558	10,420
Deferred tax liabilities relating to other taxable temporary differences	23,237	18,224	-	208	-	882	42,551
Total deferred tax liabilities	2,104,611	25,783	(2,213)	208	(75,805)	12,302	2,064,886

Deferred tax assets	Opening balance 01-01-2022 ThU.S.$	Deferred tax income (expenses) ThU.S.$	Deferred tax of items charged to equity ThU.S.$	Increase (decrease) net exchange differences ThU.S.$	Closing balance 12-31-2022 ThU.S.$
Deferred tax Assets relating to liabilities provisions	13,987	3,767	-	142	17,896
Deferred tax Assets relating to post-employment benefits	19,738	745	5,403	18	25,904
Deferred tax Assets relating to property, plant and equipment	32,480	13,439	-	-	45,919
Deferred tax Assets relating to impairment provision	8,564	4,664	-	289	13,517
Deferred tax Assets relating to financial instruments	108,910	(8,024)	(47,883)	344	53,347
Deferred tax Assets relating to tax loss carryforward	24,972	83,930	-	1,624	110,526
Deferred tax Assets relating to inventories	18,793	2,120	-	29	20,942
Deferred tax Assets relating to provisions for income	19,323	(9,408)	-	26	9,941
Deferred tax Assets relating to allowance for doubtful accounts	4,625	(2,155)	-	2	2,472
Deferred tax Assets relating to intangible revaluation	2,301	(1,013)	-	178	1,466
Deferred tax Assets relating to tax credits	8,996	(8,996)	-	-	-
Deferred tax Assets relating to other deductible temporary differences	24,328	647	-	802	25,777
Total deferred tax assets	287,017	79,716	(42,480)	3,454	327,707

Deferred tax liabilities	Opening balance 01-01-2022 ThU.S.$	Deferred tax income ( expenses ) ThU.S.$	Deferred tax of items charged to equity ThU.S.$	Increase (decrease) net exchange differences ThU.S.$	Closing balance 12-31-2022 ThU.S.$
Deferred tax liabilities relating to property, plant and equipment	1,281,546	130,377	-	3,250	1,415,173
Deferred tax liabilities relating to financial instruments	25,334	5,712	2,704	(1)	33,749
Deferred tax liabilities relating to biological assets	605,166	(80,917)	-	3,739	527,988
Deferred tax liabilities relating to inventory	46,336	10,272	-	(77)	56,531
Deferred tax liabilities relating to prepaid expenses	38,088	(337)	-	9	37,760
Deferred tax liabilities relating to intangible	12,511	(2,648)	-	310	10,173
Deferred tax liabilities relating to other taxable temporary differences	18,204	4,520	-	513	23,237
Total deferred tax liabilities	2,027,185	66,979	2,704	7,743	2,104,611

Deferred tax assets	Opening balance 01-01-2021 ThU.S.$	Deferred tax income (expenses) ThU.S.$	Deferred tax of items charged to other comprehensive income ThU.S.$	Decrease through loss of control in subsidiary ThU.S.$	Increase ( d ecrease) net exchange differences ThU.S.$	Closing balance 12-31-2022 ThU.S.$
Deferred tax assets relating to provisions	5,042	745	-	-	(57)	5,730
Deferred tax assets relating to accrued liabilities	8,107	179	-	(24)	(5)	8,257
Deferred tax assets relating to post-employment benefits	22,026	(2,667)	438	(56)	(3)	19,738
Deferred tax assets relating to property, plant and equipment	24,397	8,083	-	-	-	32,480
Deferred tax assets relating to impairment provision	14,193	(5,193)	-	-	(436)	8,564
Deferred tax assets relating to financial instruments	79,765	(1,572)	31,062	-	(345)	108,910
Deferred tax assets relating to tax loss carryforward	126,405	(99,915)	-	(207)	(1,311)	24,972
Deferred tax assets relating to inventories	7,964	10,854	-	-	(25)	18,793
Deferred tax assets relating to provisions for income	7,905	11,427	-	-	(9)	19,323
Deferred tax assets relating to allowance for doubtful accounts	2,427	2,213	-	-	(15)	4,625
Deferred tax assets relating to intangible revaluation	3,713	(1,207)	-	-	(205)	2,301
Deferred tax assets relating to tax credits	20,898	(11,902)	-	-	-	8,996
Deferred tax assets relating to other deductible temporary differences	20,018	4,823	-	4	(517)	24,328
Total deferred tax assets	342,860	(84,132)	31,500	(283)	(2,928)	287,017

Deferred tax liabilities	Opening balance 01-01-2021 ThU.S.$	Deferred tax income ( expenses ) ThU.S.$	Deferred tax of items charged to other comprehensive income ThU.S.$	Decrease through loss of control in subsidiary ThU.S.$	Increase (decrease) net exchange differences ThU.S.$	Closing balance 12-31-2022 ThU.S.$
Deferred tax liabilities relating to property, plant and equipment	1,020,282	264,397	-	(121)	(3,012)	1,281,546
Deferred tax liabilities relating to financial instruments	26,755	(2,030)	609	-	-	25,334
Deferred tax liabilities relating to biological assets	644,348	(31,706)	-	(2,946)	(4,530)	605,166
Deferred tax liabilities relating to inventory	32,567	15,131	-	(1,395)	33	46,336
Deferred tax liabilities relating to prepaid expenses	42,319	(4,227)	-	-	(4)	38,088
Deferred tax liabilities relating to intangible	14,826	(1,908)	-	-	(407)	12,511
Deferred tax liabilities relating to other taxable temporary differences	19,608	(1,173)	-	(179)	(52)	18,204
Total deferred tax liabilities	1,800,705	238,484	609	(4,641)	(7,972)	2,027,185

Temporary differences

The following tables summarize the deductible and taxable temporary differences:

Detail of classes of deferred tax temporary differences	12-31-2023		12-31-2022
	Deductible difference ThU.S.$	Taxable difference ThU.S.$	Deductible difference ThU.S.$	Taxable difference ThU.S.$
Deferred tax assets	376,363	-	217,181	-
Deferred tax assets - tax loss carryforward	233,466	-	110,526	-
Deferred tax liabilities	-	2,064,886	-	2,104,611
Total	609,829	2,064,886	327,707	2,104,611

Detail of temporary difference income and loss amounts	January – December
	2023 ThU.S.$	2022 ThU.S.$
Deferred tax assets	8,275	(4,214)
Deferred tax assets - tax loss carryforward	121,522	83,930
Deferred tax liabilities	(25,783)	(66,979)
Total	104,014	12,737

Income tax expense

Income tax expense consists of the following:

	January – December
Income tax composition	2023	2022	2021
	ThU.S.$	ThU.S.$	ThU.S.$
Current income tax expense	(122,530)	(350,143)	(254,186)
Tax benefit arising from tax credit used to reduce current tax expense	34,671	126,545	176,226
Prior period current income tax adjustments	(11,037)	4,716	(2,036)
Other current benefit tax (expenses)	22,175	64,024	(302)
Current tax expense, net	(76,721)	(154,858)	(80,298)

Deferred tax expense relating to origination and reversal of temporary differences	(17,508)	(71,193)	(222,701)
Tax benefit arising from tax credits used to reduce deferred tax expense	121,522	83,930	(99,915)
Total deferred tax benefit (expense), net	104,014	12,737	(322,616)
Total income tax benefit (expense)	27,293	(142,121)	(402,914)

The following table presents the current income tax expense detailed by foreign and domestic (Chile) companies at December 31, 2023, 2022 and 2021:

	January – December
	2023	2022	2021
	ThU.S.$	ThU.S.$	ThU.S.$
Foreign current income tax expense	(57,856)	(96,745)	(113,821)
Domestic current income tax expense	(18,865)	(58,113)	33,523
Total current income tax expense	(76,721)	(154,858)	(80,298)

Foreign deferred tax benefit (expense)	(28,941)	64,462	(59,995)
Domestic deferred tax benefit (expense)	132,955	(51,725)	(262,621)
Total deferred tax benefit (expense)	104,014	12,737	(322,616)

Total income tax benefit (expense)	27,293	(142,121)	(402,914)

Reconciliation of income tax expense from statutory tax rate to the effective tax rate.

The reconciliation of income tax expense is as follows:

	January – December
Reconciliation of income tax from statutory rate to effective tax rate	2023 ThU.S.$	2022 ThU.S.$	2021 ThU.S.$
Statutory domestic (Chile) income tax rate	27%	27%	27%
Tax expense at statutory tax rate	104,171	(228,514)	(387,319)
Tax effect of foreign tax rates	2,418	8,853	(9,984)
Tax effect of income exempt from taxation	85,540	80,229	62,879
Tax effect of not deductible expenses	(61,380)	(40,149)	(29,050)
Tax rate effect of previously unrecognized tax loss	-	81	-
Tax effect of a new evaluation of deferred tax assets (**)	(79,121)	1,557	13,345
Tax effect of change in tax rates	-	-	(46,215)
Tax effect of tax provided in excess in prior periods	(11,037)	4,716	(2,036)
Other tax rate effects (*)	(13,298)	31,106	(4,534)
Total adjustments to tax expense at applicable tax rate	(76,878)	86,393	(15,595)
Tax benefit (expense) at effective tax rate	27,293	(142,121)	(402,914)
(*) This line includes mainly the tax effect generated by exchange differences on translation of tax bases.
(**) The amount of 2023, corresponds mainly to deferred tax associated with the future sale of net assets of the subsidiaries and associate in Brazil (see note 22).

Arauco has evaluated the potential impact derived from the implementation of the so-called “GloBE or Pillar 2 Rules”, whereby multinational groups are required to pay a minimum effective tax rate of 15%.

To date, this regulation has not been adopted in Chile (the jurisdiction where Arauco’s parent company is based), but it has been adopted in other jurisdictions where Arauco operates, making it necessary to estimate the prospective impact of its application following its entry into force (January 1, 2024). We note that, at the closing of these financial statements, the group does not present current tax expenses (income) related to Pillar 2 income tax, since the aforementioned legislation will take effect from subsequent fiscal years. Arauco applies the exception to recognize and disclose information on deferred tax assets and liabilities related to Pillar 2 income taxes, as provided in the amendments to IAS 12 issued in May 2023.

In view of the fact that Arauco has subsidiaries in the United Kingdom and the Netherlands, jurisdictions where the relevant legislation has already been enacted, estimates have been made to determine the potential impacts on the taxes to be paid by Arauco starting in 2024. As of the date of these financial statements, it is estimated that this legislation will have no impact whatsoever, or that this will not be material. However, due to the complexity of this new legislation, it is possible that there are certain implications that have not yet been foreseen.

Current tax assets and liabilities

The current tax assets and liabilities balances are as follow:

Current tax assets	12-31-2023	12-31-2022
	ThU.S.$	ThU.S.$
Monthly Provisional Payments	18,065	21,974
Income tax receivable	91,027	181,705
Provision tax income	(35,886)	(25,341)
Other tax receivables	45,825	25,384
Total	119,031	203,722

Current tax liabilities	12-31-2023	12-31-2022
	ThU.S.$	ThU.S.$
Provision tax income (First category)	45,703	256,164
Monthly Provisional Payments and other tax receivables	(31,154)	(231,846)
Other tax payables	(1,231)	2,551
Total	13,318	26,869